Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000213594 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000213594 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000213594 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000213594 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000011303 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000011303 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000011303 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000011303 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000199555 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000199555 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000199555 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000199555 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)